RIGHT OF USE ASSETS AND LEASE LIABILITIES	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
RIGHT OF USE ASSETS AND LEASE LIABILITIES	RIGHT OF USE ASSETS AND LEASE LIABILITIES
The group leases various assets including buildings, plant and equipment and vehicles. The group’s lease obligations are secured by the lessors’ title to the leased assets for such leases.

RIGHT OF USE ASSETS

Figures in millions - US Dollars	Mine Infra- structure	Land and buildings	Total

Cost
Impact of adopting IFRS 16 - 1 January 2019	119	9	128
Additions
- stay-in-business capital	32	—	32
Transfers and other movements(1)	58	15	73
Transfer to assets and liabilities held for sale	—	(1)	(1)
Translation	—	1	1
Balance at 31 December 2019	209	24	233

Accumulated amortisation and impairments
Balance at 1 January 2019	—	—	—
Amortisation for the year	40	2	42
Transfers and other movements(1)	21	12	33
Balance at 31 December 2019	61	14	75
Net book value at 31 December 2019	148	10	158

Cost
Balance at 1 January 2020	209	24	233
Additions
- stay-in-business capital	23	—	23
Derecognition and other movements(2)	(13)	1	(12)
Translation	14	(1)	13
Balance at 31 December 2020	233	24	257

Accumulated amortisation and impairments
Balance at 1 January 2020	61	14	75
Amortisation for the year	45	2	47
Derecognition and other movements(2)	(11)	—	(11)
Translation	5	(1)	4
Balance at 31 December 2020	100	15	115
Net book value at 31 December 2020	133	9	142

Cost
Balance at 1 January 2021	233	24	257
Additions
- project capital	—	1	1
- stay-in-business capital	95	6	101
Derecognition and other movements(2)	(22)	(15)	(37)
Translation	(9)	—	(9)
Balance at 31 December 2021	297	16	313

Accumulated amortisation and impairments
Balance at 1 January 2021	100	15	115
Amortisation for the year	61	2	63
Derecognition and other movements(2)	(22)	(15)	(37)
Impairment	—	1	1
Translation	(4)	—	(4)
Balance at 31 December 2021	135	3	138
Net book value at 31 December 2021	162	13	175
(1)    Relates to contracts previously classified as leases under IAS 17, which the group has reassessed upon initial transition as leases under IFRS 16 as of 1 January 2019.
(2)    Derecognition and other movements include amounts relating to the derecognition and write-off of assets.

LEASE EXPENSES

Figures in millions - US Dollars	2021	2020	2019
Amounts recognised in the income statement
Amortisation expense on right of use assets (note 4)	63	47	42
Interest expense on lease liabilities (note 6)	9	8	10
Expenses on short term leases	48	107	83
Expenses on variable lease payments not included in the lease liabilities(1)	302	234	220
Expenses on leases of low value assets(1)	33	24	2
(1) Includes expenses at Obuasi that have been capitalised as part of the re-development project

Total cash outflow for leases during the period amounted to $72m (2020: $55m; 2019: $51m), consisting of repayments of liabilities of $63m (2020: $47m; 2019: $42m) and finance costs paid of $9m (2020: $8m;2019: $9m).

LEASE LIABILITIES

Figures in millions - US Dollars	2021	2020	2019
Reconciliation of lease liabilities
A reconciliation of the lease liabilities included in the statement of financial position is set out in the following table:

Opening balance	153	171	—
Lease liabilities recognised	103	23	160
Repayment of lease liabilities	(63)	(47)	(42)
Finance costs paid on lease liabilities	(9)	(8)	(9)
Interest charged to the income statement	9	8	10
Reclassification of finance leases from borrowings	—	—	60
Change in estimate	—	(1)	(5)
Translation	(8)	7	(3)
Closing balance	185	153	171
Lease finance costs paid included in the statement of cash flows	9	8	9

Figures in millions - US Dollars	2021	2020	2019
Maturity analysis of lease liabilities
Undiscounted cash flows
Less than and including 1 year	69	43	52
Between 1 and 5 years	114	83	89
Five years and more	21	36	57
Total	204	162	198
14.    RIGHT OF USE ASSETS AND LEASE LIABILITIES (continued)

Figures in millions - US Dollars	2021	2020	2019
Lease liabilities
Non-current (note 34)	124	116	126
Current (note 34)	61	37	45
Total	185	153	171

The group does not face a significant liquidity risk with regard to its lease liabilities. Lease liabilities are monitored within the group’s treasury function.
All lease contracts contain market review clauses in the event that the group exercises its option to renew.

Certain of the group’s contracts have a payment structure that is variable in nature and hence do not qualify for IFRS 16 lease accounting. These contracts consist of mostly mining and drilling services. The variable nature of these contracts is to allow equal sharing of pain and gain between the group and its contractors. The cash flows are not disclosed as their variability does not permit reliable forecasts. Short-term, low value and variable contracts continue to be recognised within cost of sales and corporate administration, marketing and related expenses, except for certain expenses at Obuasi which have been capitalised as part of the re-development project.

The weighted average incremental borrowing rate at the end of 31 December 2021 4.56% (2020: 5.38%; 2019: 4.72%).